INCOME TAXES (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective Income Tax Rate Reconciliation, Percent	23.00%	24.00%	21.00%	23.40%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate			12.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate			35.00%